Cover	Mar. 09, 2022
Cover [Abstract]
Entity Registrant Name	Timberline Resources Corporation
Entity Central Index Key	0001288750
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 09, 2022
Entity File Number	001-34055
Entity Incorporation State Country Code	DE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Tax Identification Number	82-0291227
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	TLRS
Entity Address Address Line 1	101 East Lakeside AvenueCoeur d’Alene
Entity Address State Or Province	ID
Entity Address Postal Zip Code	83814
City Area Code	208
Local Phone Number	664-4859